WILMINGTON FUNDS

111 South Calvert Street, 26th floor

Baltimore, Maryland 21202

January 7, 2016

Filing Desk

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Wilmington Funds (the “Registrant”)

File No. 33-20673; 811-05514

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the supplement dated December 15, 2015 to the Prospectus dated August 31, 2015, relating to the Wilmington Strategic Allocation Aggressive Fund, Wilmington Strategic Allocation Moderate Fund and Wilmington Strategic Allocation Conservative Fund, each a separate series of the Registrant, as filed pursuant to Rule 497(e) under the 1933 Act on December 15, 2015 (Accession Number: 0001193125-15-403487).

Please address any comments or questions to the attention of the undersigned at (718) 315-2957.

Very truly yours,

By:	/s/ Lisa R. Grosswirth
Lisa R. Grosswirth
Secretary of the Wilmington Funds

cc:	Alison Fuller, Stradley Ronon Stevens & Young, LLP

John McDonnell, Wilmington Trust Investment Advisors, Inc.